Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party expenses	$ 47,221	$ 649,474	$ 1,386,878
Amount due to related party	0	70,388	0	$ 10,400
Accrued liabilities	30,000
Rent expense with related party	6,000		4,000
Share-based compensation for consulting arrangement
Related Party Transaction [Line Items]
Related party expenses		554,888	1,109,776
Consulting fees to shareholder
Related Party Transaction [Line Items]
Related party expenses		72,424	164,812
Consulting fees on business activities to Board member
Related Party Transaction [Line Items]
Related party expenses	29,986	$ 22,162	90,975
Reimbursement to Board member for occupancy costs
Related Party Transaction [Line Items]
Related party expenses	$ 17,235		$ 21,315